Post-retirement benefits - Summary of fair value of plan assets (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Equities	16.60%		18.00%
Quoted	11.10%		12.30%
Private	5.50%		5.70%
Bonds	47.40%		58.10%
– Government fixed income	21.60%		24.60%
– Government inflation-linked	1.60%		5.00%
– Corporate and other publicly quoted	16.50%		19.60%
– Private	7.70%		8.90%
Property	8.70%		10.00%
– Quoted property funds	2.50%		2.90%
– Unquoted property funds	6.20%		7.10%
Qualifying insurance policies	24.90%		9.70%
Cash and other	2.40%		4.20%
Total	100.00%		100.00%
Qualifying insurance policies, amount purchased in buy-in contract		$ 1.7